Income Taxes - Tax expense and deferred reconciliation (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
The tax expense comprises:
Current Tax	$ 23,805,693	¥ 163,676,039	¥ 141,126,316	¥ 97,857,914
Deferred Tax	(4,919,013)	(33,820,672)	(18,127,807)	(15,245,782)
Total	$ 18,886,680	¥ 129,855,367	¥ 122,998,509	¥ 82,612,132
Reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes
PRC income tax rate	25.00%	25.00%	25.00%	25.00%
Expenses not deductible for income tax purposes	(9.47%)	(9.47%)	1.62%	2.18%
Goodwill impairment	(44.22%)	(44.22%)
Losses not deductible for income tax purposes	(5.40%)	(5.40%)
Tax-free income	1.10%	1.10%	(1.75%)
Valuation allowance of deferred tax assets	(55.56%)	(55.56%)
Uncertain tax position impact			(1.09%)	0.18%
Different tax rate of subsidiary operation in other jurisdiction	2.81%	2.81%	(1.13%)	(0.81%)
Effective income tax rate	(85.74%)	(85.74%)	22.65%	26.55%
Deferred tax assets:
Deferred Revenue	$ 5,632,710		¥ 50,156,971		¥ 38,727,695
Accrued expenses	16,293,782		1,492,796		112,027,905
Tax loss carry forward	4,999,795		19,157,917		34,376,091
Allowance for doubtful debts			999,354
Exchange gain			4
Gross deferred tax assets	26,926,287		71,807,042		185,131,691
Valuation allowance	(12,238,595)				(84,146,463)
Net deferred tax assets	14,687,692		71,807,042		100,985,228
Deferred tax liabilities:
Amortization of intangible assets	28,825		4,717,167		198,187
Total deferred tax liabilities	$ 28,825		¥ 4,717,167		¥ 198,187
HONG KONG
Reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes
Foreign income tax rate	16.50%	16.50%